Note 17 - Stock-based Compensation Plans - Summary of Nonvested Share (Details) - $ / shares	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	367,173	272,144	274,500
Granted, Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 8.99	$ 7.10	$ 5.26
Shareholder-Approved Stock Option Plan [Member]
Stock Options Outstanding (in shares)	325,218	276,067
Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 6.18	$ 4.98
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	367,173	272,144
Granted, Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 8.99	$ 7.10
Vested (in shares)	(259,269)	(219,043)
Vested, Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 6.96	$ 5.56
Forfeited (in shares)	(23,469)	(3,950)
Forfeited, Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 7.69	$ 6.41
Stock Options Outstanding (in shares)	409,653	325,218	276,067
Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 8.03	$ 6.18	$ 4.98